Other Reserves - Schedule of Other Reserves (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share option reserve
Total other reserves	£ 87,075	£ 78,421
Other Reserves
Disclosure Of Other Reserves [Line Items]
Own share reserve	(339)	(339)	£ (339)
Foreign currency translation reserve	(43)	18	3
Capital reserve	42,466	42,466	42,466
Share option reserve
Balance at beginning of year	36,276	37,043	33,701
Share-based payments	10,163	2,284	3,907
Exercise of share options	(43)	(330)	(277)
Forfeiture of share options	(135)	(638)	(50)
Lapse of share options	(1,270)	(2,083)	(238)
Balance at end of year	44,991	36,276	37,043
Total other reserves	£ 87,075	£ 78,421	£ 79,173